SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
SCHEDULE OF SHORT-TERM INVESTMENT

	September 30, 2022	September 30, 2021

Beginning balance	$1,703,314	$-
Add: purchase wealth management financial products	5,097,816	2,159,920
Less: proceeds received upon maturity of short-term investments	(6,776,385)	(470,082)
Foreign currency translation adjustments	(24,745)	13,476
Ending balance of short-term investments	$-	$1,703,314

SCHEDULE OF USEFUL LIVES OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	8 years
Office and electric equipment	3–5 years

SCHEDULE OF CURRENCY EXCHANGE RATES

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	September 30, 2022	September 30, 2021	September 30, 2020
Period-end spot rate	US$1=RMB7.1135	US$1=RMB6.4580	US$1=RMB6.8033
Average rate	US$1=RMB6.5532	US$1=RMB6.5095	US$1=RMB7.0066

SCHEDULE OF EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years ended September 30, 2022, 2021 and 2020:

	For the Years ended September 30,
	2022	2021	2020
Numerator:
Net income attributable to ordinary shareholders	$6,237,488	$4,590,803	$3,026,673

Denominator:
Weighted-average number of ordinary shares outstanding – basic	8,360,774	6,615,833	5,210,649
Outstanding options	35,290	35,967	-
Outstanding warrants	-	54,435	-
Potentially dilutive shares from outstanding options and warrants	35,290	90,402	-
Weighted-average number of ordinary shares outstanding – diluted	8,396,064	6,706,235	5,210,649
Earnings per share – basic	$0.75	$0.69	$0.58
Earnings per share – diluted	$0.74	$0.68	$0.58